Investment Strategy	Apr. 29, 2025
HEARTLAND MID CAP VALUE FUND | HEARTLAND MID CAP VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE MID CAP VALUE FUND
Strategy Narrative [Text Block]

Under normal circumstances, at least 80% of the Mid Cap Value Fund’s net assets are invested in common stocks and other equity securities issued by mid-capitalization companies. For purposes of this test, Heartland Advisors considers companies in the market capitalization range of the Russell Midcap® Value Index as mid-capitalization companies. As of April 30, 2024, the market capitalization range of the companies in the Russell Midcap® Value Index was $2.4 billion to $51.8 billion. The median market capitalization of the Fund is expected to fluctuate over time depending on Heartland Advisors’ perceptions of relative valuations, future prospects, and market conditions.

The Mid Cap Value Fund invests primarily in a concentrated number (generally 40 to 60) of mid-capitalization common stocks selected on a value basis and whose current market prices, in Heartland Advisors’ judgment, are undervalued relative to their intrinsic value. A majority of its assets are generally invested in dividend-paying common stocks.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

Strategy Portfolio Concentration [Text]	The Mid Cap Value Fund invests primarily in a concentrated number (generally 40 to 60) of mid-capitalization common stocks selected on a value basis and whose current market prices, in Heartland Advisors’ judgment, are undervalued relative to their intrinsic value.
HEARTLAND VALUE PLUS FUND | HEARTLAND VALUE PLUS FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE VALUE PLUS FUND
Strategy Narrative [Text Block]

The Value Plus Fund invests primarily in a concentrated number (generally 40 to 70) of small-capitalization common stocks selected on a value basis. A majority of its assets are generally invested in dividend-paying common stocks. The Fund invests a majority of its assets in companies with market capitalizations consistent with the capitalization range of the Russell 2000® Value Index. As of April 30, 2024, the market capitalization range of the Russell 2000® Value Index was $150.4 million to $7.1 billion.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

Strategy Portfolio Concentration [Text]	The Value Plus Fund invests primarily in a concentrated number (generally 40 to 70) of small-capitalization common stocks selected on a value basis.
HEARTLAND VALUE FUND | HEARTLAND VALUE FUND
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES OF THE VALUE FUND
Strategy Narrative [Text Block]

The Value Fund invests primarily in common stocks of small companies with market capitalizations less than the largest companies in the Russell 2000® Value Index, and may invest a portion of its assets in micro-capitalization securities, generally those with market capitalizations of less than $500 million at the time of purchase. As of April 30, 2024, the largest market capitalization of a company in the Russell 2000® Value Index was $7.1 billion.

The Fund utilizes Heartland Advisors’ disciplined and time-tested 10 Principles of Value InvestingTM framework to identify securities with the potential for appreciation and a potential margin of safety to limit downside risk. The 10 Principles of Value Investing™ are: catalyst for recognition, low price in relation to earnings, low price in relation to cash flow, low price in relation to book value, financial soundness, positive earnings dynamics, sound business strategy, capable management and insider ownership, value of the company, and positive technical analysis.

Strategy Portfolio Concentration [Text]	The Value Fund invests primarily in common stocks of small companies with market capitalizations less than the largest companies in the Russell 2000® Value Index, and may invest a portion of its assets in micro-capitalization securities, generally those with market capitalizations of less than $500 million at the time of purchase.